UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-06404)

American Strategic Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31

Date of reporting period: 11/30/13

Item 1. Schedule of Investments.

Schedule of Investments    |    November 30, 2013 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶

(Percentages of each investment category relate to total net assets)
Whole Loans ¥ p — 36.5%
Commercial Loans — 36.3%
Apple Valley Retail Center, Apple Valley, MN, 4.78%, 10/1/23	9/26/13	$1,496,512	$1,496,512	$1,518,483
Carl’s Jr., Idaho Springs, CO, 4.13%, 5/1/23	4/23/13	1,476,642	1,476,642	1,447,088
Chicago Social Security Building, Chicago, IL, 4.78%, 6/1/22	5/31/12	2,129,587	2,129,587	2,236,066
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17	6/14/07	1,799,540	1,799,540	1,889,517
Hampden Medical Office, Englewood, CO, 7.38%, 10/1/12 §	9/9/02	1,147,229	1,147,229	666,213
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17	6/28/07	1,227,237	1,227,237	1,288,598
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17	6/28/07	1,966,181	1,966,181	1,985,843
Palace Court, Santa Fe, NM, 4.88%, 8/1/15 ¶	10/2/06	1,858,913	1,858,913	1,063,299
Park Place, Northbrook, IL, 5.23%, 12/1/23	11/15/13	2,500,000	2,500,000	2,587,660
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/18	12/23/05	1,279,239	1,279,239	1,343,201
Stephens Center, Missoula, MT, 6.88%, 9/1/15	4/20/06	1,631,351	1,631,351	1,663,978

			18,512,431	17,689,946

Single Family Loans — 0.2%
American Portfolio, 1 loan, California, 3.00%, 1/1/17	7/18/95	8,663	8,252	8,617
Bank of New Mexico, 1 loan, New Mexico, 3.63%, 2/1/18	5/31/96	14,840	14,840	15,285
Bluebonnet Savings & Loan, 2 loans, Texas, 3.14%, 8/24/15	5/22/92	11,100	11,100	11,226
McClemore, Matrix Funding Corporation, 1 loan, North Carolina, 10.50%, 8/1/19	9/9/92	28,656	27,223	29,516
Nomura III, 1 loan, California, 4.00%, 5/1/19	9/29/95	31,757	28,707	32,226

			90,122	96,870

Total Whole Loans			18,602,553	17,786,816

Corporate Note ¥ ¶ — 7.2%
Fixed Rate — 7.2%
Stratus Properties V, 7.25%, 3/31/15	6/1/07	3,500,000	3,500,000	3,535,000

Corporate Bonds — 43.8%
Real Estate Investment Trusts — 43.8%
BioMed Realty, 4.25%, 7/15/22		470,000	491,295	455,434
Brandywine Operating Partnership, 3.95%, 2/15/23 ☒		1,500,000	1,485,047	1,428,454
CommonWealth REIT, 5.88%, 9/15/20 ☒		1,325,000	1,426,041	1,364,692
Developers Diversified Realty, 4.63%, 7/15/22 ☒		1,500,000	1,614,766	1,550,895
Digital Realty, 3.63%, 10/1/22 ☒		1,500,000	1,498,134	1,365,143
Essex Portfolio, 3.63%, 8/15/22		679,000	647,099	646,436
Health Care REIT, 4.95%, 1/15/21		1,350,000	1,469,464	1,442,378
Health Care REIT, 3.75%, 3/15/23		490,000	494,475	464,455
Hospitality Properties, 5.00%, 8/15/22 ☒		1,500,000	1,594,392	1,526,041
Host Hotels & Resorts, 5.25%, 3/15/22		495,000	512,172	518,390
Liberty Property, 3.38%, 6/15/23 ☒		1,500,000	1,496,704	1,384,558
Mid-America Apartments, 4.30%, 10/15/23		2,100,000	2,093,141	2,068,242
National Retail Properties, 3.80%, 10/15/22		1,225,000	1,264,356	1,176,627
Post Apartment Homes, 3.38%, 12/1/22		395,000	394,766	368,244
Realty Income, 4.65%, 8/1/23		265,000	268,893	270,854
Senior Housing Properties, 5.63%, 8/1/42 ☒		525,000	512,400	424,410
SL Green Realty, 4.50%, 12/1/22		485,000	495,854	466,218
Ventas Realty, 4.75%, 6/1/21		1,350,000	1,465,794	1,431,381
Ventas Realty, 5.45%, 3/15/43		1,605,650	1,613,463	1,406,485

FIRST AMERICAN MORTGAGE FUNDS    |    2013 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2013 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶

Weingarten Realty Investors, 3.38%, 10/15/22 ☒	$1,700,000	$1,701,420	$1,574,270

Total Corporate Bonds		22,539,676	21,333,607

U.S. Government Agency Mortgage-Backed Securities — 13.2%
Fixed Rate — 13.2%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231 a	104,248	105,319	111,387
9.00%, 7/1/30, #C40149	34,908	35,524	42,124
5.00%, 5/1/39, #G05430 a	395,750	404,849	426,641
Federal National Mortgage Association,
6.00%, 10/1/16, #610761 a	30,491	30,641	31,744
5.00%, 7/1/18, #724954 a	454,573	454,352	484,711
6.50%, 6/1/29, #252497 a	37,698	37,533	42,350
7.50%, 3/1/30, #495694	11,982	11,853	12,204
7.50%, 5/1/30, #535289 a	12,042	11,775	13,846
8.00%, 5/1/30, #538266 a	6,694	6,638	7,021
6.00%, 5/1/31, #535909 a	55,946	56,160	62,337
6.50%, 11/1/31, #613339 a	42,526	43,164	48,064
5.50%, 7/1/33, #720735 a	439,439	435,779	481,353
5.00%, 7/1/39, #935588 a	238,888	243,865	259,721
4.00%, 12/1/40, #AB1959 a	861,778	859,525	899,382
4.00%, 12/1/40, #MA0583 a	402,089	406,304	419,594
4.00%, 1/1/41, #MA0614 a	651,147	644,986	679,497
3.50%, 3/1/41, #AE0981 a	1,167,351	1,203,649	1,177,851
3.50%, 3/1/42, #AB4749 a	1,225,584	1,266,556	1,236,608

Total U.S. Government Agency Mortgage-Backed Securities		6,258,472	6,436,435

Preferred Stocks — 36.3%
Real Estate Investment Trusts — 36.3%
Alexandria Real Estate Equities, Series E ☒	60,403	1,530,438	1,359,672
Boston Properties, Series B ☒	51,950	1,295,400	1,065,494
BRE Properties, Series D ☒	2,400	47,688	60,000
CommonWealth REIT, Series E ☒	58,480	1,508,824	1,332,250
Developers Diversified Realty, Series H ☒	3,193	65,457	79,633
Digital Realty, Series E ☒	48,414	1,231,102	1,154,674
Digital Realty, Series F ☒	6,000	152,580	134,820
Digital Realty, Series G	4,905	110,407	95,304
Duke Realty, Series J ☒	2,100	52,246	50,713
Duke Realty, Series L ☒	8,750	167,300	202,212
Equity Residential Properties, Series K ☒	10,000	557,500	610,000
Health Care REIT, Series J ☒	57,700	1,490,045	1,387,108
Hospitality Properties, Series D ☒	29,652	803,365	738,335
Kimco Realty, Series H	6,400	159,360	160,000
Kimco Realty, Series I	9,141	228,777	196,532
Kimco Realty, Series J ☒	20,000	503,000	395,800
Kimco Realty, Series K	6,519	167,212	131,814
National Retail Properties	1,500	29,250	29,115
National Retail Properties, Series D ☒	59,996	1,522,323	1,362,509
PS Business Parks, Series R ☒	9,500	234,175	234,175
PS Business Parks, Series S	24,291	606,546	551,649
PS Business Parks, Series T ☒	24,875	617,919	522,375
Public Storage, Series T	3,859	99,948	83,663
Public Storage, Series U ☒	41,000	954,300	875,760

FIRST AMERICAN MORTGAGE FUNDS    |    2013 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2013 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	SHARES	COST	VALUE ¶
Public Storage, Series V	2,960	$75,036	$61,213
Public Storage, Series W	11,000	277,750	218,900
Realty Income, Series E ☒	38,666	754,155	968,197
Realty Income, Series F	12,000	320,160	292,800
Regency Centers, Series F ☒	47,900	1,292,250	1,098,347
Regency Centers, Series G	5,000	126,900	104,600
Simon Property Group, Series J ☒	11,000	511,500	700,907
Vornado Realty, Series G ☒	30,000	483,000	720,000
Vornado Realty, Series J	3,614	89,989	90,711
Vornado Realty, Series K ☒	12,007	303,697	251,307
Vornado Realty, Series L	4,000	98,600	78,720
Weingarten Realty Investors, Series F ☒	10,929	260,657	264,687

Total Preferred Stocks		18,728,856	17,663,996

Total Unaffiliated Investments		69,629,557	66,755,854

Real Estate Owned ¥ — — 3.5%
The Storage Place, Marana, AZ	3,181,587	3,189,940	1,700,000

Short-Term Investment — 1.8%
First American Prime Obligation Fund, Class Z, 0.02% W	858,682	858,682	858,682

Total Investments ▲ — 142.3%		$73,678,179	$69,314,536

Other Assets and Liabilities, Net — (42.3)%			(20,606,776)

Total Net Assets — 100.0%			$48,707,760

FIRST AMERICAN MORTGAGE FUNDS    |    2013 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2013 (unaudited)

American Strategic Income Portfolio (ASP)

¶	The fund’s investments in whole loans (single family and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors, as further described below.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by U.S. Bancorp Asset Management, Inc. (“USBAM”) on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.

The fund’s investments in real estate acquired through foreclosure are valued at fair value according to procedures adopted by the fund’s board of directors, as further described below.

As of November 30, 2013, the fund held internally fair valued securities which are disclosed in footnote ¥.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On November 30, 2013, the total fair value of these securities was $23,021,816 or 47.2% of total net assets.
p	Interest rates on commercial loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on November 30, 2013. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of November 30, 2013.
§	Loan has matured or will mature in the next couple of months and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.
¶	Interest Only—Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of November 30, 2013.
☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On November 30, 2013, securities valued at $26,187,438 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$14,800,000	1.02%	$418

*	Interest rate as of November 30, 2013. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 0.85%.

Description of collateral:

Corporate Bonds
Brandywine Operating Partnership, 3.95%, 2/15/23, $1,500,000 par
CommonWealth REIT, 5.88%, 9/15/20, $1,325,000 par

FIRST AMERICAN MORTGAGE FUNDS    |    2013 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2013 (unaudited)

American Strategic Income Portfolio (ASP)

Developers Diversified Realty, 4.63%, 7/15/22, $1,500,000 par
Digital Realty, 3.63%, 10/1/22, $1,500,000 par
Hospitality Properties, 5.00%, 8/15/22, $1,500,000 par
Liberty Property, 3.38%, 6/15/23, $1,500,000 par
Senior Housing Properties, 5.63%, 8/1/42, $525,000 par
Weingarten Realty Investors, 3.38%, 10/15/22, $1,700,000 par

Preferred Stocks
Alexandria Real Estate Equities, Series E, 60,403 shares
Boston Properties, Series B, 51,950 shares
BRE Properties, Series D, 2,400 shares
CommonWealth REIT, Series E, 58,480 shares
Developers Diversified Realty, Series H, 3,193 shares
Digital Realty, Series E, 48,414 shares
Digital Realty, Series F, 6,000 shares
Duke Realty, Series J, 2,100 shares
Duke Realty, Series L, 8,750 shares
Equity Residential Properties, Series K, 10,000 shares
Health Care REIT, Series J, 57,700 shares
Hospitality Properties, Series D, 29,652 shares
Kimco Realty, Series J, 20,000 shares
National Retail Properties, Series D, 59,996 shares
PS Business Parks, Series R, 9,500 shares
PS Business Parks, Series T, 24,875 shares
Public Storage, Series U, 41,000 shares
Realty Income, Series E, 38,666 shares
Regency Centers, Series F, 47,900 shares
Simon Property Group, Series J, 11,000 shares
Vornado Realty, Series G, 30,000 shares
Vornado Realty, Series K, 12,007 shares
Weingarten Realty Investors, Series F, 10,929 shares

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On November 30, 2013, securities valued at $6,382,107 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$6,158,000	11/6/13	0.36%	12/6/13	$1,847	(1)

*	Interest rate as of November 30, 2013. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1) Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $104,248 par
Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $395,750 par
Federal National Mortgage Association, 6.00%, 10/1/16, $30,491 par
Federal National Mortgage Association, 5.00%, 7/1/18, $454,573 par
Federal National Mortgage Association, 6.50%, 6/1/29, $37,698 par
Federal National Mortgage Association, 7.50%, 5/1/30, $12,042 par
Federal National Mortgage Association, 8.00%, 5/1/30, $6,694 par
Federal National Mortgage Association, 6.00%, 5/1/31, $55,946 par
Federal National Mortgage Association, 6.50%, 11/1/31, $42,526 par
Federal National Mortgage Association, 5.50%, 7/1/33, $439,439 par
Federal National Mortgage Association, 5.00%, 7/1/39, $238,888 par
Federal National Mortgage Association, 4.00%, 12/1/40, $861,778 par
Federal National Mortgage Association, 4.00%, 12/1/40, $402,089 par
Federal National Mortgage Association, 4.00%, 1/1/41, $651,147 par
Federal National Mortgage Association, 3.50%, 3/1/41, $1,167,351 par
Federal National Mortgage Association, 3.50%, 3/1/42, $1,225,584 par

FIRST AMERICAN MORTGAGE FUNDS    |    2013 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2013 (unaudited)

American Strategic Income Portfolio (ASP)

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

—	Real Estate Owned. See ¶ footnote above.
W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of November 30, 2013.
▲	On November 30, 2013, the cost of investments for federal income tax purposes was approximately $73,678,179. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$1,527,076
Gross unrealized depreciation	(5,890,719)

Net unrealized depreciation	$(4,363,643)

REIT - Real Estate Investment Trust

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the funds’ investments in whole loans.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2013, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Whole Loans	$—	$—	$17,786,816	$17,786,816
Corporate Note	—	—	3,535,000	3,535,000
Corporate Bonds	1,830,895	19,502,712	—	21,333,607
U.S. Government Agency Mortgage-Backed Securities	—	6,436,435	—	6,436,435
Preferred Stocks	17,663,996	—	—	17,663,996
Real Estate Owned	—	—	1,700,000	1,700,000
Short-Term Investment	858,682	—	—	858,682

Total Investments	$20,353,573	$25,939,147	$23,021,816	$69,314,536

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole Loans	Corporate Note	Real Estate Owned	Total Fair Value
Balance as of August 31, 2013	$13,719,843	$3,535,000	$1,700,000	$18,954,843
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	196	—	—	196
Net change in unrealized appreciation or depreciation	198,559	—	—	198,559
Purchases	4,000,000	—	—	4,000,000
Sales	(131,782)	—	—	(131,782)

Balance as of November 30, 2013	$17,786,816	$3,535,000	$1,700,000	$23,021,816

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of November 30, 2013	$198,559	$—	$—	198,559

FIRST AMERICAN MORTGAGE FUNDS    |    2013 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2013 (unaudited)

American Strategic Income Portfolio (ASP)

During the period ended November 30, 2013, the fund recognized no transfers between valuation levels 1 and 2.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

U.S. Government Agency Mortgage-Backed Securities and Corporate Bonds

U.S. government agency mortgage-backed securities and corporate bonds are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.

Commercial Whole Loans

Commercial whole loans are analyzed using a pricing methodology designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments (the “discounted cash flow” methodology). For commercial whole loans, this pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, the borrower’s creditworthiness (i.e. the debt service coverage ratio), lien position, delinquency status, and the projected rate of prepayments. For first lien loans, if the resulting price from the discounted cash flow methodology is lower than the current average loss recovery on commercial mortgage-backed securities (the “price floor”), the loan will be fair valued at the price floor (the “price floor” methodology). In addition, for all loans, if the resulting price from the discounted cash flow methodology is above the loan’s par value plus any prepayment penalty (the “price ceiling”), the loan will be fair valued at the price ceiling (the “anticipated recovery rate” methodology). Newly purchased loans are fair valued at cost and subsequently analyzed using the discounted cash flow methodology. Loans with a pending short payoff will be fair valued at the anticipated recovery rate. Valuations of commercial whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable inputs used in the determination of fair value using the discounted cash flow methodology for commercial whole loans include yield spreads and debt service coverage ratios. Significant increases (decreases) in yield spreads would result in lower (higher) fair values. A significant decrease (increase) in the debt service coverage ratio of a loan’s borrower could result in lower (higher) fair values.

Single Family Whole Loans

Single family whole loans are analyzed using the discounted cash flow methodology. For single family whole loans, the pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, delinquency status, loan to value, lien position, and prepayment speeds. If the resulting price from the discounted cash flow methodology is above 103% of the loan’s par value (the “price ceiling”), the loan will be fair valued at the price ceiling (the “price ceiling” methodology). Valuations of single family whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for single family whole loans is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

Corporate Notes

Corporate notes are analyzed using the discounted cash flow methodology. For corporate notes, the pricing methodology takes into account changes in prevailing interest rates and yield spreads. If the resulting price from the discounted cash flow methodology is above the note’s par value plus any prepayment penalty (the “price ceiling”), the note will be fair valued at the price ceiling (the “price ceiling” methodology). Currently all corporate notes are fair valued at the price ceiling. Valuations of corporate notes are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of corporate notes can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for corporate notes is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

Real Estate Owned

Real Estate Owned properties are valued, whenever possible, using an appraisal or broker’s opinion of value. If an appraisal or broker’s opinion is not available, a property is valued at the current average loss recovery on commercial mortgage-backed securities.

For commercial and single family whole loans and corporate notes, if USBAM concludes that the fundamentals of a loan or its underlying collateral do not support the use of the discounted cash flow, price ceiling or price floor methodologies, a fair value determination may be made by the USBAM valuation committee as described below.

FIRST AMERICAN MORTGAGE FUNDS    |    2013 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2013 (unaudited)

American Strategic Income Portfolio (ASP)

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at November 30, 2013	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
ASP
Commercial Whole Loans	$6,219,444	Discounted Cash Flow	Yield Spread Debt Service Coverage Ratio	2.35% – 2.42% (2.41%) 0.69 – 1.78 (1.54)
Commercial Whole Loans and Corporate Notes	13,942,203	Price Ceiling	N/A	N/A
Commercial Whole Loans	1,063,299	Price Floor	Loss Severity	42.8%
Single Family Whole Loans	52,069	Discounted Cash Flow	Yield Spread	1.31% – 3.00% (2.63%)
Single Family Whole Loans	44,801	Price Ceiling	N/A	N/A
Real Estate Owned	1,700,000	Appraisal	N/A	N/A
	44,801	Price Ceiling	N/A	N/A

Valuation Process for Fair Value Measurements Categorized within Level 3

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures establish a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and present such changes for ratification by the board.

FIRST AMERICAN MORTGAGE FUNDS    |    2013 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III President

Date: January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III President

Date: January 29, 2014

By:	/s/ Jill M. Stevenson
Jill M. Stevenson Treasurer

Date: January 29, 2014